Events Subsequent to Orginial Issuance of Financial Statements (Unaudited)	3 Months Ended
Mar. 31, 2019
Subsequent Events [Abstract]
Events Subsequent to Orginial Issuance of Financial Statements (Unaudited)
19. Events Subsequent to Original Issuance of Financial Statements (Unaudited)
Acquisition
On April 30, 2019, we acquired SAManage Ltd., or Samanage, an IT service desk solution company, for approximately $350.0 million, or approximately $329.0 million, net of cash acquired. Samanage is based in Cary, North Carolina. By acquiring Samanage, we will enter the IT Service Management, or ITSM, market and introduce the Samanage SaaS-based IT Service Desk products into our product portfolio. We funded the transaction with cash on hand and $35.0 million of borrowings under our Revolving Credit Facility.
The transaction will be accounted for using the acquisition method of accounting. Accordingly, the results of operations of Samanage since the acquisition date will be included in our condensed consolidated financial statements for the second quarter of 2019. We are in the process of gathering information to allocate the purchase price to the assets acquired and liabilities assumed. All of the assets acquired and liabilities assumed in the transaction will be recognized at their acquisition date fair values.